Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (45,409,891)	$ (839,791)
Notional amount	1,189,651,529	1,194,277,973
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(1,981,770)	3,302,843
Notional amount	37,336,662	60,281,477
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	628,870,875	280,156,234
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	26,610,132	30,063,763
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	120,819,528	305,572,908
One to Two Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,387,480	21,189,518
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	386,654,818	8,742,828
Two to Three Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	339,050	8,742,828
Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,306,308	504,676,413
Three to Four Years [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		285,368
Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		95,129,590
Exchange rate hedge [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(37,327,615)	10,748,873
Notional amount	772,204,367	742,973,996
Exchange rate hedge [Member] | Less Than One Year [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	264,384,743	143,449,971
Exchange rate hedge [Member] | One to Two Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	110,432,048	3,390
Exchange rate hedge [Member] | Two to Three Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	344,081,268
Exchange rate hedge [Member] | Three to Four Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,306,308	504,391,045
Exchange rate hedge [Member] | Four to Five Years [Member] | Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		95,129,590
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(37,327,615)	10,748,873
Notional amount	772,204,367	742,973,996
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	264,384,743	143,449,971
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	110,432,048	3,390
Exchange rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	344,081,268
Exchange rate hedge [Member] | Cash flow hedge [Member] | Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	53,306,308	504,391,045
Exchange rate hedge [Member] | Cash flow hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		95,129,590
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(6,100,506)	(14,891,507)
Notional amount	380,110,500	391,022,500
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	337,876,000	106,642,500
Interest rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		284,380,000
Interest rate hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	42,234,500
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(6,100,506)	(14,891,507)
Notional amount	380,110,500	391,022,500
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	337,876,000	106,642,500
Interest rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 284,380,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 42,234,500